Leases (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 27, 2012 Year	Jun. 29, 2011	Jun. 30, 2010
Leases [Line Items]
Capital lease asset value	$ 39.4	$ 39.8
Capital lease accumulated amortization	16.2	14.6
Minimum lease renewal term at Company's option, years	1
Maximum lease renewal term at Company's option, years	35
Rent expense for operating leases	101.3	101.0	102.5
Contingent rent included in rent expense	$ 3.8	$ 4.1	$ 4.7